Note Payable PPP - Schedule of Future Note Payable Loan Maturities (Details) - Term Note [Member] - PPP Loan [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
2022	$ 5,900	$ 14,600
Note Payable	$ 5,900	$ 19,300